Note 10 - Capital Structure and Financial Matters (Tables)	6 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2025	417,010,756	104,253
Share capital, June 30, 2026	417,010,756	104,253